Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	6.35%	3.66%	2.95%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	7.03%	3.39%	2.46%
Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C1 (with sales charge)
Average Annual Return, Percent	7.26%	3.69%	2.75%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	8.35%	3.73%	2.77%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	9.08%	4.41%	3.46%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.81%	4.13%	3.19%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.03%	3.39%	2.46%
Without Sales Load [Member] | Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C1
Average Annual Return, Percent	8.26%	3.69%	2.75%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%	1.61%
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Average Annual Return, Percent	10.41%	4.57%	4.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%	1.61%
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Average Annual Return, Percent	10.41%	4.57%	4.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%	1.61%
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Average Annual Return, Percent	10.41%	4.57%	4.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%	1.61%
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Average Annual Return, Percent	10.41%	4.57%	4.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%	1.61%
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Average Annual Return, Percent	10.41%	4.57%	4.49%